Financial Instruments - Schedule of price risk exposure (Details) - Price Risk - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 2,692	$ 16,756
Financial liabilities	(3,450)	(493)
Total exposure	$ (758)	$ 16,263